Summary of Significant Accounting Policies (Details) ¥ in Thousands		12 Months Ended
	Jan. 02, 2020 USD ($)	Dec. 31, 2020 CNY (¥)
Summary of Significant Accounting Policies (Details) [Line Items]
Recognized income tax, percentage		50.00%
Increase to the allowance credit losses (in Dollars)	$ 23,827,169
Increase to the allowance credit losses, percentage	1.61%
Decrease in Retained earnings (in Dollars)	$ 5,956,792
Cumulative-effect adjustment (in Dollars)	$ 17,870,377
Computer Software, Intangible Asset [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Intangible assets with finite useful lives		1 year
Computer Software, Intangible Asset [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Intangible assets with finite useful lives		5 years
Cooperation agreements [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Intangible assets with finite useful lives		5 years
Leasehold Improvements [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful life of Property and equipment		1 year
Leasehold Improvements [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful life of Property and equipment		6 years
Motor vehicles [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful life of Property and equipment		3 years
Motor vehicles [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful life of Property and equipment		8 years
Office and other equipment [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful life of Property and equipment		1 year
Office and other equipment [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful life of Property and equipment		5 years
Trademarks [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Indefinite-lived intangible assets carrying value (in Yuan Renminbi) | ¥		¥ 2,970